Debt (Details Narrative)					1 Months Ended		3 Months Ended		12 Months Ended
	Nov. 03, 2017 USD ($) shares	Nov. 03, 2017 USD ($) shares	Dec. 07, 2015 USD ($) $ / shares shares	Oct. 07, 2013 USD ($)	Nov. 26, 2018 USD ($) shares	Mar. 31, 2016 USD ($) Number shares	Nov. 30, 2018 USD ($) shares	Nov. 30, 2017 USD ($) shares	Aug. 31, 2018 USD ($) shares	Aug. 31, 2017 USD ($) shares	Aug. 31, 2016 USD ($) shares	Oct. 07, 2015 shares	Mar. 04, 2015 USD ($)
Interest expense							$ 128,239	$ 94,016	$ 477,566	$ 312,185	$ 308,983
Debt conversion converted instrument, shares issued | shares								2,928,826	3,165,800	2,870,739	2,678,280
Debt discount							$ 663,918		$ 663,918	$ 413,377
Accretion of debt discount							663,918	$ 345,147	$ 823,724	1,311,445	$ 2,335,954
Convertible Promissory Note [Member]
Proceeds from loan payable				$ 3,000,000
Debt instrument, terms of conversion feature				The Investor may elect to convert principal and accrued interest into units of the Company's equity securities, with each Unit consisting of (a) one share of common stock; and (b) one Stock Purchase Warrant for the purchase of one share of common stock. The conversion price for each Unit is the lesser of (i) $1.37; or (ii) 70% of the 20 day average closing price of the Company's common stock prior to conversion, subject to a floor of $1.00 with the exercise price of each Warrant being equal to 60% of the 20 day average closing price of the Company's common stock prior to conversion.
December 31 2022 Member | Series S warrants [Member]
Debt instrument maturity date									Jul. 24, 2022
Common stock shares issuable upon conversion of debt | shares									300,000
Debt discount									$ 20,100
Debt instrument, extended maturity date									Dec. 31, 2022
December 31 2022 Member | Series R warrants [Member]
Debt instrument maturity date									Jun. 20, 2021
Common stock shares issuable upon conversion of debt | shares	468,750	468,750							468,750
Debt discount									$ 295,781
Debt instrument, extended maturity date									Dec. 31, 2022
December 31 2022 Member | Series P warrants [Member]
Debt instrument maturity date									Apr. 30, 2018
Common stock shares issuable upon conversion of debt | shares	213,500	213,500							213,500
Debt discount									$ 348,219
Debt instrument, extended maturity date									Dec. 31, 2022
December 31 2022 Member | Series N warrants [Member]
Debt instrument maturity date									Dec. 31, 2020
Common stock shares issuable upon conversion of debt | shares	767,000	767,000							767,000
Debt discount									$ 327,509
Debt instrument, extended maturity date									Dec. 31, 2022
December 31 2022 Member | Series M warrants [Member]
Debt instrument maturity date									Dec. 31, 2020
Common stock shares issuable upon conversion of debt | shares	246,000	246,000							246,000
Debt discount									$ 82,656
Debt instrument, extended maturity date									Dec. 31, 2022
2013 Loan Agreement Member
Accretion of debt discount									$ 823,724	1,236,743	1,706,563
Interest expense									404,234	263,668	246,637
Remaining debt discount									663,917
Investor [Member] | Series M warrants [Member]
Common stock shares issuable upon conversion of debt | shares												275,000
2013 Bridge Loan Agreement [Member]
Debt instrument convertible beneficial conversion feature						$ 458,777
Third Amendment to 2013 Bridge Loan Agreement [Member]
Debt instrument maturity date	Dec. 31, 2019
Debt discount	$ 1,074,265	$ 1,074,265
Third Amendment to 2013 Bridge Loan Agreement [Member] | Subsequent Event [Member]
Debt conversion converted instrument, shares issued | shares					2,934,290
Debt conversion converted instrument, Amount					$ 4,401,434
Accrued interest					$ 44,260
Third Amendment to 2013 Bridge Loan Agreement [Member] | Investor [Member]
Debt instrument maturity date		Dec. 31, 2019
Debt discount	$ 1,074,265	$ 1,074,265
2015 Bridge Loan Agreement [Member] | Investor [Member]
Debt instrument maturity date	Dec. 31, 2019
March 2015 Loan [Member]
Debt conversion converted instrument, shares issued | shares					532,377
Debt conversion converted instrument, Amount					$ 798,566
Accrued interest					$ 7,922
March 2015 Loan [Member] | Subsequent Event [Member]
Debt conversion converted instrument, shares issued | shares					532,377
Debt conversion converted instrument, Amount					$ 798,566
Accrued interest					$ 7,922
2013 Note as amended [Member]
Interest expense							108,547	79,580
Debt conversion converted instrument, shares issued | shares					2,934,290
Debt conversion converted instrument, Amount					$ 4,401,434
Accrued interest					$ 44,260
March 2015 Loan as amended [Member]
Interest expense							19,691	$ 14,436
December 2015 Loan [Member] | 2013 Bridge Loan Agreement [Member] | Investor [Member]
Proceeds from loan payable			$ 550,010
Debt instrument maturity date			Sep. 01, 2016
Wire fees			$ 10
Common stock conversion price			The December 2015 Loan was convertible at any time into shares of common stock at a conversion price equal to 85% of the thirty day volume weighted average price of the Company’s common stock
Common stock purchase, shares | shares			275,000
Common stock purchase price, shares | $ / shares			$ 2.34
PPM Member | March 2016 Note [Member]
Debt instrument maturity date						Sep. 01, 2016
Accretion of debt discount										0	458,777
Interest expense										695	17,604
Debt conversion converted instrument, Amount						$ 548,700
Common stock purchase, shares | shares						529,230
Investor received PPM Units, Number | Number						177
Remaining amount						$ 18,146
Inducement expense						$ 36,176
Warrant [Member]
Debt discount							$ 663,918
Warrant [Member] | Third Amendment to 2013 Bridge Loan Agreement [Member]
Debt instrument maturity date	Dec. 31, 2022
Bridge Loan One [Member]
Proceeds from loan payable													$ 600,000
Accretion of debt discount									0	74,702	170,614
Interest expense									$ 73,332	$ 47,832	$ 44,742